DEBT	12 Months Ended
Dec. 31, 2013
DEBT
DEBT

17.      DEBT

	Weighted Average
December 31,	Interest Rate	Maturity	2013	2012
(millions of Canadian dollars)
Liquids Pipelines
Debentures	8.2%	2024	200	200
Medium-term notes[1]	4.8%	2015-2043	2,985	2,435
Southern Lights project financing[2]	2.7%	2014	1,480	1,413
Commercial paper and credit facility draws			266	25
Other[3]			11	12
Gas Distribution
Debentures	9.9%	2024	85	85
Medium-term notes	5.3%	2014-2050	2,702	2,295
Commercial paper and credit facility draws			374	590
Sponsored Investments
Junior subordinated notes[4]	8.1%	2067	425	398
Medium-term notes	3.9%	2014-2023	1,615	1,615
Senior notes[5]	6.3%	2014-2040	4,201	4,129
Commercial paper and credit facility draws[6]			717	1,405
Corporate
United States dollar term notes[7]	4.2%	2015-2023	2,393	1,094
Medium-term notes	4.6%	2015-2042	4,518	4,268
Commercial paper and credit facility draws[8]			3,598	1,488
Other[9]			(28)	(14)
Total debt			25,542	21,438
Current maturities			(2,811)	(652)
Short-term borrowings[10]			(374)	(583)
Long-term debt			22,357	20,203

1            Included in medium-term notes is $100 million with a maturity date of 2112.

2            2013 - $352 million and US$1,061 million (2012 - $357 million and US$1,061 million).

3            Primarily capital lease obligations.

4            2013 - US$400 million (2012 - US$400 million).

5            2013 - US$3,950 million (2012 - US$4,150 million).

6            2013 - $41 million and US$635 million (2012 - $250 million and US$1,160 million).

7            2013 - US$2,250 million (2012 - US$1,100 million).

8            2013 - $2,476 million and US$1,055 million (2012 - $1,140 million and US$350 million).

9            Primarily debt discount.

10      Weighted average interest rate - 1.1% (2012 - 1.1%).

For the years ending December 31, 2014 through 2018, debenture and term note maturities are $1,330 million, $931 million, $1,393 million, $952 million, $960 million, respectively, and $13,562 million thereafter. The Company’s debentures and term notes bear interest at fixed rates and interest obligations for the years ending December 31, 2014 through 2018 are $1,138 million, $1,088 million, $1,063 million, $988 million and $851 million, respectively. At December 31, 2013 and 2012, all debt is unsecured except for the Southern Lights project financing which is collateralized by the Southern Lights project assets of approximately $2,680 million (2012 - $2,565 million).

INTEREST EXPENSE

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Debentures and term notes	1,123	986	891
Commercial paper and credit facility draws	34	33	74
Southern Lights project financing	40	38	38
Capitalized	(250)	(216)	(75)
	947	841	928

CREDIT FACILITIES

		December 31, 2013			December 31, 2012
	Maturity Dates[2]	Total Facilities	Draws[3]	Available	Total Facilities
(millions of Canadian dollars)
Liquids Pipelines	2015	300	266	34	300
Gas Distribution	2014-2019	713	382	331	712
Sponsored Investments	2015-2018	4,781	809	3,972	3,162
Corporate	2015-2018	11,805	3,651	8,154	9,108
		17,599	5,108	12,491	13,282
Southern Lights project financing[1]	2014-2015	1,570	1,498	72	1,484
Total credit facilities		19,169	6,606	12,563	14,766

1                  Total facilities inclusive of $63 million for debt service reserve letters of credit.

2                  Total facilities include $35 million in demand facilities with no specified maturity date.

3                  Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.

Credit facilities carry a weighted average standby fee of 0.2% per annum on the unused portion and draws bear interest at market rates. Certain credit facilities serve as a back-stop to the commercial paper programs and the Company has the option to extend the facilities, which are currently set to mature from 2014 to 2018.

Commercial paper and credit facility draws, net of short-term borrowings, of $4,580 million (2012 - $2,925 million) are supported by the availability of long-term committed credit facilities and therefore have been classified as long-term debt.